Subsequent Events (Details) - Subsequent Event [Member] ¥ in Millions, $ in Millions	Feb. 28, 2025 USD ($)	Feb. 28, 2025 CNY (¥)
Subsequent Events [Line Items]
Short-term bank borrowing	$ 1.3	¥ 9.0
Bearing interest at a rate	3.00%	3.00%